1
The Gabelli Value 25 Fund Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.5%
Aerospace  — 3.4%
190,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 7,598,100
Automotive  — 0.2%
84,000 Iveco Group NV† ...................................... 400,919
Automotive: Parts and Accessories  — 5.1%
140,000 Dana Inc. ................................................. 1,600,200
30,000 Garrett Motion Inc.† ................................. 169,500
65,500 Genuine Parts Co. ..................................... 9,780,460
11,550,160
Broadcasting  — 8.2%
7,000 Liberty Broadband Corp., Cl. A† ................ 522,200
23,500 Liberty Broadband Corp., Cl. C† ................ 1,734,300
79,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........................ 2,979,090
516,000 Paramount Global, Cl. A ............................ 11,114,640
115,000 Sinclair Broadcast Group Inc., Cl. A ........... 2,080,350
18,430,580
Building and Construction  — 0.6%
28,000 Johnson Controls International plc ............ 1,378,160
Cable and Satellite  — 4.6%
18,500 AMC Networks Inc., Cl. A† ........................ 375,550
110,000 Comcast Corp., Cl. A ................................ 3,226,300
159,000 DISH Network Corp., Cl. A† ...................... 2,198,970
29,500 EchoStar Corp., Cl. A† .............................. 485,865
139,000 Liberty Global plc, Cl. A† .......................... 2,167,010
38,000 Liberty Global plc, Cl. C† .......................... 627,000
34,000 Rogers Communications Inc., Cl. B ........... 1,310,360
10,391,055
Computer Software and Services  — 0.5%
9,000 Meta Platforms Inc., Cl. A† ....................... 1,221,120
Consumer Products  — 7.0%
72,000 Edgewell Personal Care Co. ...................... 2,692,800
12,000 Energizer Holdings Inc. ............................. 301,680
1,300,000 Swedish Match AB ................................... 12,885,611
15,880,091
Diversified Industrial  — 5.6%
36,160 Ampco-Pittsburgh Corp.† ......................... 133,069
210,000 Bollore SE ................................................ 971,837
78,000 Crane Holdings Co. ................................... 6,828,120
28,000 DuPont de Nemours Inc. .......................... 1,411,200
20,000 Honeywell International Inc. ...................... 3,339,400
12,683,626
Electronics  — 6.3%
110,000 Resideo Technologies Inc.† ...................... 2,096,600
189,000 Sony Group Corp., ADR ............................ 12,105,450
14,202,050
Shares
Market
Value
Energy and Utilities  — 5.4%
29,000 Callon Petroleum Co.† .............................. $ 1,015,290
20,000 Dril-Quip Inc.† .......................................... 390,400
72,000 Halliburton Co. ......................................... 1,772,640
145,000 National Fuel Gas Co. ................................ 8,924,750
12,103,080
Entertainment  — 11.1%
44,500 Fox Corp., Cl. A ........................................ 1,365,260
583,000 Grupo Televisa SAB, ADR ......................... 3,136,540
22,000 Liberty Media Corp.-
Liberty Braves, Cl. A† ............................ 619,300
128,040 Liberty Media Corp.-
Liberty Braves, Cl. C† ............................ 3,521,100
91,052 Madison Square Garden Entertainment
Corp.† .................................................. 4,014,482
54,500 Madison Square Garden Sports Corp.† ..... 7,447,970
18,000 The Walt Disney Co.† ............................... 1,697,940
175,000 Vivendi SE ................................................ 1,367,268
157,000 Warner Bros Discovery Inc.† .................... 1,805,500
24,975,360
Environmental Services  — 7.3%
82,000 Republic Services Inc. .............................. 11,155,280
39,000 Waste Connections Inc. ............................ 5,270,070
16,425,350
Equipment and Supplies  — 1.6%
47,000 CIRCOR International Inc.† ....................... 775,030
50,000 Flowserve Corp. ....................................... 1,215,000
6,000 Valmont Industries Inc. ............................. 1,611,720
3,601,750
Financial Services  — 12.9%
86,000 American Express Co. ............................... 11,602,260
32,000 Citigroup Inc. ........................................... 1,333,440
30,000 Loews Corp. ............................................. 1,495,200
440,000 Post Holdings Partnering Corp., Cl. A† ...... 4,263,600
195,000 The Bank of New York Mellon Corp. .......... 7,511,400
10,000 The Goldman Sachs Group Inc. ................. 2,930,500
29,136,400
Food and Beverage  — 5.9%
54,000 Diageo plc, ADR ....................................... 9,169,740
77,000 Mondelēz International Inc., Cl. A .............. 4,221,910
13,391,650
Health Care  — 0.4%
8,000 Zimmer Biomet Holdings Inc. ................... 836,400
3,500 Zimvie Inc.† ............................................. 34,545
870,945
Hotels and Gaming  — 1.5%
44,500 Ryman Hospitality Properties Inc., REIT .... 3,274,755
Machinery  — 2.0%
303,744 CNH Industrial NV .................................... 3,392,821

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Machinery (Continued)
100,000 CNH Industrial NV, Borsa Italiana .............. $ 1,139,798
4,532,619
Metals and Mining  — 5.3%
10,000 Freeport-McMoRan Inc. ............................ 273,300
279,000 Newmont Corp. ........................................ 11,726,370
11,999,670
Real Estate  — 1.3%
54,500 Indus Realty Trust Inc., REIT ..................... 2,854,165
Telecommunication Services  — 0.3%
79,000 Telesat Corp.† .......................................... 616,990
Telecommunications  — 0.6%
100,000 Telephone and Data Systems Inc. .............. 1,390,000
Wireless Communications  — 0.4%
31,000 United States Cellular Corp.† .................... 806,930
TOTAL COMMON STOCKS .................. 219,715,525
CONVERTIBLE PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
44,366 Garrett Motion Inc., Ser. A,
11.000% .............................................. 315,442
Shares
Market
Value
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
25,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 6,745
Financial Services  — 0.0%
150,000 Post Holdings Partnering Corp., expire
02/09/23† ............................................. 15,720
TOTAL WARRANTS .......................... 22,465
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.4%
$ 5,334,000 U.S. Treasury Bills,
2.308% to 3.200%††,
10/27/22 to 12/22/22 ............................ 5,316,114
TOTAL INVESTMENTS — 100.0%
(Cost $122,651,076) ............................. $ 225,369,546
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust